Note 7 - Mutual Fund Fees	12 Months Ended
Dec. 31, 2025
EBP 06-1061602 002 [Member]
Notes to Financial Statements
EBP, Mutual Fund Fees [Text Block]
Note 7 -	Mutual Fund Fees

Investments in mutual funds are subject to sales charges in the form of front-end loads, back-end loads or 12b-1 fees. 12b-1 fees are allowable under Section 12b-1 of the Investment Company Act of 1940. Those fees may be deducted annually to pay marketing and distribution costs of mutual funds. These fees are deducted prior to the allocation of the Plan’s investment earnings activity and thus not separately identifiable as an expense.